UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brant Point Investment Management
               International LLC
Address:       599 Lexington Avenue, 27th Floor
               New York, NY 10022

Form 13F File Number: 28-10761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John Buoncore
Title:         Senior Vice President
Phone:         212-583-6400

Signature, Place, and Date of Signing:

/s/ John Buoncore                 New York, NY                    8/3/04
------------------                -------------                  ---------
    [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):
--------------------------------------------------------------------------------

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28- 10759                       Brant Point Investment Management LLC